UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September, 2000

Check here if Amendment [    ];  Amendment Number:  __________
This Amendment (Check only one):	[    ] is a restatement.
					[    ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Bush-O'Donnell Investment Advisors, Inc.
Address:	101 S. Hanley Road, Suite 1025
		St. Louis, MO 63105

Form 13F File Number:  28-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark J. Reed
Title:	Senior Vice President
Phone:	(314) 727-4555

Signature, Place, and Date of Signing:


Mark J. Reed		 	St. Louis, MO		November 14, 2000
  [Signature]			 [City, State]			[Date]

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number		Name

	28-______________		_________________________________
	[Repeat as necessary]

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		36

Form 13F Information Table Value Total:		$167,251
						(thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.		Form 13F File Number		Name

___		28-_____________		___________________________


Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion
	Managers	Sole	Shared	None
AMERICAN HOME PRODUCTS	COM	026609107	361	SH	6400		SOLE			 	6400
AMERICAN INTL GROUP	COM	0268741074 336	SH	3507		SOLE				3507
ANHUESER BUSCH CO	COM	035229103	1269	SH	30000		SOLE				30000
BANKAMERICA CORP	COM	060505104	404	SH	7714		SOLE				7714
BAKER HUGHES INC COM 057224107 3713 SH 100000  SOLE    100000
BERKSHIRE HATHAWAY CL A	COM	084670108	8114	SH	126		SOLE				126
BERKSHIRE HATHAWAY CL B	COM	084670207	838	SH	405		SOLE				405
BRISTOL MYERS SQUIBB CO	COM	110122108	12946	SH	225155 SOLE				225155
CHASE MANHATTAN CORP COM 16161A108 322 SH 7000  SOLE    7000
CISCO SYSTEMS INC COM 17275R102 420 SH 7600  SOLE    7600
CITIGROUP INC COM 172967101 400 SH 7392  SOLE    7392
COLGATE PALMOLIVE CO	COM	194162103	9428	SH	199753		SOLE				199753
EMERSON ELECTRIC CO	COM	291011104	10262	SH	153165		SOLE				153165
EXXON MOBIL CORP	COM	30231G102	4688	SH	52616		SOLE				52616
GAP INC	COM	364760108	813	SH	40374		SOLE				40374
GENERAL ELECTRIC CO	COM	369604103	10920	SH	188880		SOLE				188880
GILLETTE CO	COM	375766102	7500	SH	242925		SOLE				242925
HEWLETT PACKARD CO	COM	428236103	224	SH	2300		SOLE				2300
HOME DEPOT CO	COM	437076102	1059	SH	2000		SOLE				20000
INTEL CORP	COM	458140100	1528 SH	36770		SOLE				36770
INTERNATIONAL BUS MACH	COM	459200101	201	SH	1786		SOLE				1786
JOHNSON & JOHNSON CO.	COM	478160104	11313	SH	120430		SOLE				120430
MBIA INC	COM	55262C100	11415	SH	160491		SOLE				160491
MCDONALDS CORP	COM	580135101	7282	SH	241210		SOLE				241210
MERCK & CO INC	COM	589331107	13145	SH	176595		SOLE				176595
MISS VALLEY BKSHS	COM	605720101	1107	SH	42900		SOLE				42900
MORGAN STANLEY DEAN WITT COM 617446448 453 SH 4950  SOLE    4950
PEPSICO INC	COM	713448108	10063	SH	218765		SOLE				218765
PFIZER INC	COM 717081103	426	SH	9500		SOLE				9500
SBC COMMUNICATIONS	COM	78387G103	446	SH	8946		SOLE				8946
SCHERING PLOUGH CORP	COM	806605101	2194	SH	47124		SOLE				47124
SIGMA ALDRICH CORP COM 826552101 3945 SH 119540  SOLE    119540
S&P DEP RECPT SPIDERS 78462F103 956 SH 6865   SOLE    6865
SUN MICROSYSTEMS	COM	866810104	595	SH	5100		SOLE				5100
WAL MART STORES	COM	931142103	10028	SH	208366		SOLE				208366
WALGREEN CO	COM	931422109 13275	SH	349900		SOLE				349900
WORLDCOM INC COM 981570106 5154 SH 169670  SOLE    169670